UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE QUARTER ENDED:  SEPTEMBER 30, 1999

Report for the Calendar Year or Quarter Ended	September, 1999


(Please read instructions before preparing form.)
If amended report check here:	[       ]; Amendment Number:
This Amendemnt (Check only one): [       ] is a restatement
				        [      ] adds new holding entries.

Institutional Investment Manager filing this Report:

Name:			Wafra Investment Advisory Group, Inc.
Address:		345 Park Avenue, 41st Floor, New York, NY  10154-
0101

13F File Number:	28-4268

The institutional investment manager filing this report and the person by whom it is signed hereby represent that that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the Form.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212 759-3700
Signature, Place, and Date of Signing:
Anthony G. Barbuto	New York, New York	October 18, 1999

Report Type (Check only one.):

[ X ]	13 F Holdings Report

[    ]	13 F Notice

[    }	13 F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total		170

Form 13F Information Table Value Total:		$445,065


                                                        FORM 13F
(SEC USE ONLY)
                                                        ########
                                                        Name of Reporting Manager
                                                        Item 6:
Item 8:
Item 1:         Item 2: Item 3: Item 4: Item 5:         Investment Discretion   Item 7:
Voting Authority Shares
                 Title           Fair   Shares of       (a) Sole(b) Shar(c) SharManagers
Name of Issuer  of ClassCusip NoMarket VPrincipal               As Defin Other  See
Inst(a) Sole(b) Shar(c) None
                                                                in Instr. V

A T & T Corp.   COM     00195710#######  100,050  8.5      X                     Wafra I
X
AAR Corp.       COM     00036110#######   10,500  8.5      X                     Wafra I
X
AT&T Corp.-LiberCOM     00195720#######   19,000 28.5625   X                     Wafra I
X
ATMI Inc.       COM     00207R10#######   20,000  54.125   X                     Wafra I
X
Action PerformanCOM     00493310#######   22,000    41.5   X                     Wafra I
X
Advanced DigitalCOM     00752510#######   50,900  4.4375   X                     Wafra I
X
Aflac Inc.      COM     00105510#######   16,500  77.625   X                     Wafra I
X
American ExpressCOM     02581610#######   43,000           X                    Wafra In
X
American InternaCOM     02687410#######   94,350  25.375   X                     Wafra I
X
American WoodmarCOM     03050610#######   40,700 75.5625   X                     Wafra I
X
Amgen Inc.      COM     03116210#######   79,300    34.5   X                     Wafra I
X
Applied Science COM     03823610#######   19,000     3.5   X                     Wafra I
X
Associates FirstCOM     04600810#######  130,100 26.8125   X                     Wafra I
X
Atlas Air Inc.  COM     04916416#######   27,500    53.5   X                     Wafra I
X
Bank of America COM     06050510#######  127,600   17.25   X                     Wafra I
X
Barrett ResourceCOM     06848020#######   10,000   65.25   X                     Wafra I
X
Bea Systems     COM     07332510#######   41,000           X                    Wafra In
X
Bellsouth Corp. COM     07986010#######  144,100           X                    Wafra In
X
Bradlees Inc.   COM     10449920#######   58,000           X                    Wafra In
X
Bristol-Myers SqCOM     11012210#######  119,500      21   X                     Wafra I
X
Butler Int'l IncCOM     12364910#######   76,350      21   X                     Wafra I
X
CVS Corp.       COM     12665010#######  118,800           X                    Wafra In
X
Cabot Oil & Gas COM     12709710#######   36,200 19.9375   X                     Wafra I
X
Carey InternatioCOM     14175010#######   10,000   15.25   X                     Wafra I
X
Centurytel Inc. COM     15670010#######   74,200    15.5   X                     Wafra I
X
Chase Manhattan COM     16161A10#######   79,000       1   X                     Wafra I
X
Chevron Corp.   COM     16675110#######   52,500   3.625   X                     Wafra I
X
Ciber Inc.      COM     17163B10#######   45,000   22.75   X                     Wafra I
X
Cicinnati Bell ICOM     17187010#######   40,000 19.5625   X                     Wafra I
X
Cisco Systems InCOM     17275R10#######  180,500           X                    Wafra In
X
Citigroup Inc   COM     17296710#######  194,000           X                    Wafra In
X
Clarify Inc.    COM     18049210#######   14,500      63   X                    Wafra In
X
Coastal Corp.   COM     19044110#######   56,500           X                    Wafra In
X
Cobalt Group IncCOM     19074Q10#######   22,000   28.75   X                    Wafra In
X
Coca-Cola CompanCOM     19121610#######   70,800   7.875   X                     Wafra I
X
Colgate-PalmolivCOM     19416210#######  102,800 24.9375   X                     Wafra I
X
Compaq Comp. CorCOM     20449310#######   37,000           X                    Wafra In
X
Computer HorizonCOM     20590810#######   42,500   40.75   X                     Wafra I
X
Core LaboratorieCOM     2182531 #######   86,600   17.25   X                     Wafra I
X
Cornell CorrectiCOM     21914110#######   44,000   25.25   X                     Wafra I
X
Crescent Real EsCOM     14441K10#######   40,200   15.25   X                    Wafra In
X
Dayton Hudson CoCOM     23975310#######   69,100           X                    Wafra In
X
Dell Computer CoCOM     24702510#######  175,200   37.31   X                     Wafra I
X
Dendrite InternaCOM     24823910#######   10,000   37.31   X                     Wafra I
X
Dial Corp.      COM     25247D10#######   34,000           X                    Wafra In
X
Dover CorporatioCOM     26000310#######   92,800   56.25   X                     Wafra I
X
Du Pont (E.I.) DCOM     26353410#######   62,777 23.1875   X                     Wafra I
X
E Trade Group InCOM     26924610#######   23,500           X                    Wafra In
X
E.Spire CommunicCOM     26915310#######   65,000    6.31   X                     Wafra I
X
EMC Corp/Mass   COM     26864810#######   87,900  14.625   X                     Wafra I
X
Edelbrock Corp. COM     27943410#######   17,200    2.25   X                     Wafra I
X
Enron Corp.     COM     29356110#######  120,300      16   X                     Wafra I
X
Equitable ResourCOM     29454910#######   26,600   1.625   X                     Wafra I
X
Equity ResidentiCOM     29476L10#######   29,100   42.19   X                     Wafra I
X
Exchange ApplicaCOM     30086710#######   14,300           X                    Wafra In
X
FPL Group Inc.  COM     30257110#######   71,300   64.25   X                     Wafra I
X
Fannie Mae      COM     31358610#######   94,400    25.5   X                     Wafra I
X
Federated DepartCOM     31410H10#######   75,800    9.25   X                     Wafra I
X
First IndustrialCOM     32054K10#######   32,700   14.75   X                     Wafra I
X
Fiserv Inc.     COM     33773810#######   13,500   12.25   X                     Wafra I
X
Flow Intl Corp. COM     34346810#######   52,000   42.25   X                     Wafra I
X
Ford Motor CompaCOM     34537010#######  107,500           X                    Wafra In
X
GTE Corp.       COM     36232010#######   45,600    9.12   X                     Wafra I
X
General ElectricCOM     36960410#######  118,200     3.5   X                     Wafra I
X
Genesco         COM     37153210#######   20,000    9.37   X                     Wafra I
X
Hasbro Inc.     COM     41805610#######  140,200   52.94   X                     Wafra I
X
Health South CorCOM     42192410#######  115,000      13   X                     Wafra I
X
Healthcare ServiCOM     42190610#######   78,000  16.375   X                     Wafra I
X
Heico Corp-Cl A COM     42280620#######   20,000           X                    Wafra In
X
Hewlett-Packard COM     42823610#######   50,200           X                    Wafra In
X
Hollinger InternCOM     43556910#######   50,000           X                     Wafra I
X
Home Depot Inc. COM     43707610#######   91,900           X                    Wafra In
X
ICOS CorporationCOM     44929510#######   20,000    2.37   X                     Wafra I
X
Impath Inc.     COM     45255910#######   22,000 37.9375   X                     Wafra I
X
Imrglobal Corp. COM     45321W10#######   57,000           X                    Wafra In
X
Ingersoll-Rand CCOM     45686610#######   63,600    6.25   X                     Wafra I
X
Int'l Business MCOM     45920010#######   85,200           X                    Wafra In
X
Intel Corp.     COM     45814010#######  163,100           X                    Wafra In
X
Interactive PictCOM     45839N10#######   20,000           X                    Wafra In
X
Johnson & JohnsoCOM     47816010#######   88,800   18.25   X                     Wafra I
X
Keebler Foods CoCOM     48725610#######   24,000      38   X                     Wafra I
X
Kroll O'Gara ComCOM     50105010#######   66,000  23.375   X                     Wafra I
X
Legato Systems ICOM     52465110#######   27,000    6.75   X                     Wafra I
X
Lilly (Eli) & CoCOM     53245710#######   49,600           X                    Wafra In
X
Lucent TechnologCOM     54946310#######  147,100    13.5   X                     Wafra I
X
Lycos Inc.      COM     55081810#######   14,000   9.625   X                     Wafra I
X
MCI Worldcom IncCOM     55268B10#######   80,500   10.75   X                     Wafra I
X
Mack-Cali RealtyCOM     55448910#######   30,600      11   X                     Wafra I
X
Mastec Inc.     COM     57632310#######   20,000      30   X                     Wafra I
X
Matthew Int'l CoCOM     57712810#######   23,000           X                    Wafra In
X
McLeodusa Inc. CCOM     58226610#######   10,000 20.4375   X                     Wafra I
X
Medical Manager COM     58461U10#######   13,200    51.5   X                     Wafra I
X
Meditrust Corp. COM     58501T30#######   35,900   47.75   X                     Wafra I
X
Merck & Co. Inc.COM     58933110#######  108,800    9.69   X                     Wafra I
X
Metris CompaniesCOM     59159810#######   28,000   15.75   X                     Wafra I
X
Microsoft Corp. COM     59491810#######  207,700           X                    Wafra In
X
Microtouch SysteCOM     59514510#######   31,500   17.06   X                     Wafra I
X
Mobil Corp.     COM     60705910#######  100,200           X                    Wafra In
X
Monsanto Co.    COM     61166210#######   79,000           X                    Wafra In
X
Moog Inc -CL A  COM     61539420#######   24,500           X                    Wafra In
X
Morgan St Dean WCOM     61744644#######   65,700   4.875   X                     Wafra I
X
Nationwide FinanCOM     63861210#######   21,000 28.9375   X                     Wafra I
X
Navigant ConsultCOM     63935N10#######   16,000   15.19   X                     Wafra I
X
Net Bank Inc    COM     64093310#######   19,800           X                    Wafra In
X
Nextcard Inc.   COM     65332K10#######   24,500    4.25   X                     Wafra I
X
Novamed Eye careCOM     66986W10#######   10,500 10.3125   X                     Wafra I
X
OM Group Inc.   COM     67087210#######   22,500   7.625   X                     Wafra I
X
Orbital SciencesCOM     68556410#######   43,500           X                    Wafra In
X
Orthofix Int'l NCOM     N6748L10#######   64,900  11.625   X                     Wafra I
X
PRI Automation  COM     69357H10#######   22,000           X                    Wafra In
X
Pacific Sun WearCOM     69487310#######   30,550 22.1875   X                     Wafra I
X
Patterson EnergyCOM     70341410#######   20,000       5   X                     Wafra I
X
Pepsico Inc     COM     71344810#######  102,800   6.625   X                     Wafra I
X
Pfizer Inc.     COM     71708110#######   95,000    7.25   X                     Wafra I
X
Phillip Morris CCOM     71815410#######  158,400 29.4375   X                     Wafra I
X
Phillips PetroleCOM     71850710#######   16,000   46.25   X                     Wafra I
X
Plantronics Inc.COM     72749310#######   26,100    11.5   X                     Wafra I
X
Pride InternatioCOM     74193210#######   15,000   48.19   X                     Wafra I
X
Procter & GambleCOM     74271810#######   88,400    10.5   X                     Wafra I
X
QuickSilver Inc.COM     74838C10#######   35,000           X                    Wafra In
X
Quintiles TransNCOM     74876710#######   20,000           X                    Wafra In
X
Radian Group IncCOM     75023610#######   19,000   7.125   X                     Wafra I
X
Ralston-Ralston COM     75127730#######   24,000    23.5   X                     Wafra I
X
Reckson AssociatCOM     75621K10#######   48,100   51.75   X                     Wafra I
X
Rohm & Haas Co. COM     77537110#######   39,100   21.25   X                     Wafra I
X
SBC CommunicatioCOM     78387G10#######  145,300           X                    Wafra In
X
Safeway Inc.    COM     78651420#######  115,000           X                    Wafra In
X
Saks Inc.       COM     79377W10#######  435,327  44.375   X                     Wafra I
X
Sawtek Inc.     COM     80546810#######   20,900           X                    Wafra In
X
Schlumberger LtdCOM     80685710#######   82,800 32.4375   X                     Wafra I
X
Schwab (Charles)COM     80851310#######   13,000 22.4375   X                     Wafra I
X
Security First TCOM     81427910#######   32,400           X                    Wafra In
X
Shoe Carnival InCOM     82488910#######   58,100  14.125   X                     Wafra I
X
Signal TechnologCOM     82667510#######   21,300  50.875   X                     Wafra I
X
Silicon Storage COM     82705710#######   25,000           X                    Wafra In
X
Southwest AirlinCOM     84474110#######  200,200           X                    Wafra In
X
Spieker PropertiCOM     84849710#######   29,300  21.125   X                     Wafra I
X
Starbucks Corp. COM     85524410#######   35,000 25.0625   X                     Wafra I
X
Starmedia NetworCOM     85554610#######   10,000  9.8125   X                     Wafra I
X
Steinway MusicalCOM     85849510#######   36,800    9.25   X                     Wafra I
X
Stericycle Inc. COM     85891210#######   46,000  4.9375   X                     Wafra I
X
Stillwater MininCOM     86074Q10#######   28,500  10.125   X                     Wafra I
X
Student AdvantagCOM     86386Q10#######   20,000    2.25   X                     Wafra I
X
TUT Systems     COM     90110310#######   19,000   5.125   X                     Wafra I
X
Tarrant Apparel COM     87628910#######   31,500           X                    Wafra In
X
Texas InstrumentCOM     88250810#######   49,800           X                    Wafra In
X
Textron Inc.    COM     88320310#######   50,500           X                    Wafra In
X
The Buckle Inc. COM     11844010#######   33,000           X                    Wafra In
X
The Walt Disney COM     25468710#######  170,400           X                    Wafra In
X
Titan Corp.     COM     88826610#######   51,000           X                    Wafra In
X
Tommy Hilfiger  COM     2896241 #######   15,000  4.5625   X                     Wafra I
X
Transmedia NetwoCOM     89376730$55,800   18,600      20   X                     Wafra I
X
Transmontaigive COM     89393410#######   36,100 62.5625   X                     Wafra I
X
Tyco InternationCOM     90212410#######   69,800      18   X                     Wafra I
X
U.S. FoodserviceCOM     90331R10#######   40,000   7.375   X                     Wafra I
X
USWeb CorporatioCOM     91732710#######   22,000      41   X                     Wafra I
X
USX-Marathon GroCOM     90290582#######  115,100    4.75   X                     Wafra I
X
Unisys Corp     COM     90921410#######   27,500           X                    Wafra In
X
United TechnologCOM     91301710#######   11,500 17.9375   X                     Wafra I
X
Universal Food CCOM     91353810#######   35,000  42.625   X                     Wafra I
X
Viad Corp.      COM     92552R10#######   28,500   22.75   X                     Wafra I
X
Vintage PetroleuCOM     92746010#######   38,800 17.9375   X                     Wafra I
X
Vornado Realty  COM     92904210#######   25,200  42.625   X                     Wafra I
X
Wal-Mart Stores COM     93114210#######  211,300  42.625   X                     Wafra I
X
Warner-Lambert CCOM     93448810#######   60,600   22.75   X                     Wafra I
X
Wendy's Int'l InCOM     95059010#######  134,500  20.875   X                     Wafra I
X
Weyerhaeuser Co.COM     96216610#######   72,600    11.5   X                     Wafra I
X
Whittman-Hart InCOM     96683410#######   20,000  20.875   X                     Wafra I
X
Winstar CommunicCOM     97551510#######   15,200    11.5   X                     Wafra I
X
Xerox Corp.     COM     98412110#######   69,700    11.5   X                     Wafra I
X
Xircom Inc.     COM     98392210#######   11,500  23.125   X                     Wafra I
X
Column Total                    ####### #######
